Lease liabilities and right-of-use assets	12 Months Ended
Dec. 31, 2022
Lease liabilities and right-of-use assets
Lease liabilities and rights-of-use assets

20Lease liabilities and right-of-use assets

The Group’s lease environment includes rental of office space across different locations of operation.

Office leases

The Group has leased office space across different locations of operations with lease terms ranging from 1 – 5 years. The Group has determined the non-cancellable lease term for individual leases based on the requirements under IFRS 16 and considering the options available to extend the lease agreement or not to terminate the lease agreements.

Lease term

The Group’s contractual arrangements with the lessors generally contain lease term extension and early termination options that are to be mutually agreed upon between the lessor and the Group. Certain other leased office spaces contractually allow the lease agreement to be extended or terminated beyond the non-cancellable period solely upon the Group’s discretion.

Low value leases

The Group has not identified any low value leases for the year ended 31 December 2022 and 31 December 2021.

20	Lease liabilities and right-of-use assets (continued)

20.1Right-of-use assets

	At 31 December
	2022	2021
	USD	USD
Balance as at 1 January	4,059,896	863,645
Acquisitions through business combinations (Note 7)	1,086,002	—
Additions during the year	696,431	3,737,469
Depreciation charge for the year	(1,216,495)	(541,218)
Assets classified as held for sale (Note 34)	(576,299)	—
Recognition of sublease receivables	(1,244,596)	—
Termination of lease	(1,989,293)	—
Balance as at 31 December	815,646	4,059,896

Depreciation is allocated as detailed below:

	2022	2021	2020
	USD	USD	USD
General and administrative expenses (Note 23)	948,102	411,373	238,326
Assets classified as held for sale (Note 34)	268,393	129,845	125,483
	1,216,495	541,218	363,809

20.2Sublease receivables

	At 31 December
	2022	2021
	USD	USD
Balance as at 1 January	—	—
Recognition of sublease receivables	1,331,622	—
Interest income	8,340	—
Lease rentals received	(138,410)	—
Balance as at 31 December	1,201,552	—

On November 1st, 2022, the Group entered into a sub-lease agreement for a space of 10,417 square feet part of the head office in Dubai. The agreement commenced on same date of the agreement and expires after two years on November 1st, 2024.

Maturity analysis

	At 31 December
	2022	2021
	USD	USD
Less than one year (current)	648,523	—
One to five years (non-current)	553,029	—
Sublease receivables as at 31 December	1,201,552	—

20	Lease liabilities and right-of-use assets (continued)

20.3Lease liabilities

	At 31 December
	2022	2021
	USD	USD
Balance as at 1 January	4,162,521	928,583
Acquisitions through business combinations (Note 7)	1,237,903	—
Additions during the year	726,769	3,716,327
Accretion of interest	341,510	140,184
Repayments	(1,192,283)	(622,573)
Liabilities directly associated with assets classified as held for sale (Note 34)	(628,845)	—
Termination of lease	(2,304,449)	—
Balance as at 31 December	2,343,126	4,162,521

Maturity analysis

	At 31 December
	2022	2021
	USD	USD
Less than one year (current)	751,015	1,201,204
One to five years (non-current)	1,592,111	2,961,317
Lease liabilities as at 31 December	2,343,126	4,162,521

Accretion of interest is allocated as detailed below:

	2022	2021	2020
	USD	USD	USD
Finance costs (Note 28)	212,301	94,626	63,683
Assets classified as held for sale (Note 34)	129,209	45,558	20,121
	341,510	140,184	83,804

Amounts recognised in the consolidated statement of comprehensive income:

	At 31 December
	2022	2021	2020
	USD	USD	USD
Interest expense on lease liabilities	341,510	140,184	83,804
Interest income on sublease receivables	8,340	—	—
Depreciation for right-of-use assets	1,216,495	541,218	363,809
	1,566,345	681,402	447,613